Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Diluted earnings per share [abstract]
Net income attributable to shareholders	$ 363.4	$ 371.4
Weighted average number of shares	87,519,856	92,760,943
Dilutive effect of stock options	1,085,128	1,052,872
Weighted average number of diluted shares	88,604,984	93,813,815
Earnings per share – diluted	$ 4.10	$ 3.96